Schedule IV - Schedule of Reinsurance Level 1	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Text Block]
TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV
REINSURANCE
($ In millions)

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
For the Year Ended December 31, 2020 (Successor Company)
Life insurance in-force	$239,801	$174,372	$173	$65,602	—%
Insurance revenues
Life insurance and annuities	$2,201	$1,550	$125	$776	16%
Accident and health insurance	20	20	—	—	—%
Total insurance revenues	$2,221	$1,570	$125	$776	16%
For the Year Ended December 31, 2019 (Successor Company)
Life insurance in-force	$249,728	$181,779	$378	$68,327	1%
Insurance revenues
Life insurance and annuities	$2,350	$1,602	$115	$863	13%
Accident and health insurance	25	25	—	—	—%
Total insurance revenues	$2,375	$1,627	$115	$863	13%
For the Period of June 1, 2018 to December 31, 2018 (Successor Company)
Life insurance in-force	$259,930	$191,858	$487	$68,559	1%
Insurance revenues
Life insurance and annuities	$1,404	$937	$66	$533	12%
Accident and health insurance	35	35	—	—	—%
Total insurance revenues	$1,439	$972	$66	$533	12%
For the Period of January 1, 2018 to May 31, 2018 (Predecessor Company)
Life insurance in-force	$266,190	$197,736	$515	$68,969	1%
Insurance revenues
Life insurance and annuities	$1,033	$658	$48	$423	11%
Accident and health insurance	26	26	—	—	—%
Total insurance revenues	$1,059	$684	$48	$423	11%